Financial risk management - Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Disclosure of Financial Risk Management [Line Items]
Principal amount of loans	$ 102,922	$ 96,634